Note 12 - Stock Warrants (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		Apr. 28, 2016	Apr. 27, 2016	Jan. 24, 2016	Jan. 21, 2016	Jan. 13, 2016	Dec. 24, 2015	Dec. 20, 2015
Minimum
Class of Warrant, Outstanding													2,500
Maximum
Class of Warrant, Outstanding													15,000
Chief Executive Officer
Class of Warrant, Outstanding												150,000
Risk free rate		1.33%	1.33%
Director 1
Class of Warrant, Outstanding												25,000
Director 2
Class of Warrant, Outstanding												12,500
Director 2 | 10K
Class of Warrant, Outstanding												7,500
Director 3
Class of Warrant, Outstanding												7,500
Consultant 1
Class of Warrant, Outstanding												12,500
Warrant
Cancelled		5,625	5,625
Exercise Price Range, Lower Range Limit		$ 1.00
Exercise Price Range, Upper Range Limit		$ 8.00
Weighted Average Remaining Contractual Life		2 years 7 months 6 days
Warrant | Chief Executive Officer
Warrants vested	87,500	25,000	87,500
Fair value vested	$ 612,500	$ 175,000	$ 612,500
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	$ 1.00	$ 1.00	$ 1.00
Stock price	$ 7.00	$ 7.00	$ 7.00
Volatility rate		842.00%	842.00%
Expected life			3 years
Warrants issued	87,500	25,000	87,500
Warrant | Director 1
Fair value vested		$ 175,000	$ 175,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	$ 1.00	$ 1.00	$ 1.00
Stock price	7.00	$ 7.00	$ 7.00
Risk free rate		1.33%	1.33%
Volatility rate		842.00%	842.00%
Expected life		3 years	3 years
Warrant | Director 2
Warrants vested			1,875
Fair value vested		$ 87,500	$ 13,125
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	1.0	$ 1.00	$ 1.0
Stock price	$ 7.00	$ 7.00	$ 7.00
Risk free rate		1.33%	1.33%
Volatility rate		842.00%	842.00%
Expected life		3 years	3 years
Warrants issued			1,875
Warrant | Director 3
Warrants vested	1,875
Fair value vested		$ 13,125
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 7.00
Risk free rate		1.33%
Volatility rate		842.00%
Expected life		3 years
Cancelled		5,625
Warrants issued	1,875
Warrant | Consultant 1
Fair value vested			$ 87,500
Fair Value Assumptions, Method Used			Black-Scholes-Merton pricing model
Exercise price	$ 1.00		$ 1.00
Stock price	$ 7.00		$ 7.00
Risk free rate			1.33%
Volatility rate			842.00%
Expected life			3 years
Common Stock
Issuance of common stock, Shares			500,000	[1]	184,284	[2]
National Concessions Group, Inc
Class of Warrant, Outstanding													2,500
National Concessions Group, Inc | Warrant
Warrants vested	2,500
Fair value vested	$ 16,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Exercise price	$ 1.00	$ 1.00	$ 1.00
Stock price	$ 6.40	$ 6.40	$ 6.40
Risk free rate		0.80%	0.80%
Volatility rate		848.10%	848.10%
Expected life		1 year 4 months 24 days	1 year 4 months 24 days
Warrants issued	2,500
B44
Class of Warrant, Outstanding											11,250
B44 | Warrant
Fair value vested		$ 69,750
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 6.20
Risk free rate		1.15%
Volatility rate		600.00%
Expected life		3 years
B44 | Common Stock
Issuance of common stock, Shares		8,804			102,000
KiwiTech, LLC
Class of Warrant, Outstanding										15,625
KiwiTech, LLC | Warrant
Fair value vested		$ 71,875
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 8.00
Stock price		$ 4.60
Risk free rate		2.02%
Volatility rate		600.00%
Expected life		10 years
Consigliere Inc
Class of Warrant, Outstanding									5,000
Consigliere Inc | Warrant
Fair value vested		$ 28,967
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 4.60
Stock price		$ 5.80
Risk free rate		0.47%
Volatility rate		638.00%
Expected life		1 year
Jeff Holmes
Class of Warrant, Outstanding							5,000	5,000
Jeff Holmes | Warrant
Fair value vested		$ 27,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 5.40
Risk free rate		0.91%
Volatility rate		1177.00%
Expected life		2 years 8 months 5 days

[1]	for investment
[2]	for cash